Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	8
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$13,027,384.05	0.0382035	$-	-	$13,027,384.05
Class A-2 Notes	$390,000,000.00	1.0000000	$362,452,123.51	0.9293644	$27,547,876.49
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$1,124,257,384.05	0.7741593	$1,083,682,123.51	0.7462193	$40,575,260.54

Weighted Avg. Coupon (WAC)	4.47%		4.48%
Weighted Avg. Remaining Maturity (WARM)	47.42		46.57
Pool Receivables Balance	$1,191,077,951.51		$1,147,753,949.67
Remaining Number of Receivables	76,844		75,671

Adjusted Pool Balance	$1,171,101,441.72		$1,128,835,545.32

III. COLLECTIONS

Principal:
Principal Collections	$41,631,759.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,037,503.75
Total Principal Collections	$42,669,263.48

Interest:
Interest Collections	$4,353,535.40
Late Fees & Other Charges	$67,384.10
Interest on Repurchase Principal	$-
Total Interest Collections	$4,420,919.50

Collection Account Interest	$3,422.26
Reserve Account Interest	$610.44
Servicer Advances	$-

Total Collections	$47,094,215.68

1 of 3

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	8
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$47,094,215.68
Reserve Account Release	$-
Total Available for Distribution	$47,094,215.68

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$992,564.96		$992,564.96	$992,564.96
Collection Account Interest					$3,422.26
Late Fees & Other Charges					$67,384.10
Total due to Servicer					$1,063,371.32

2. Class A Noteholders Interest:
Class A-1 Notes		$2,967.38		$2,967.38
Class A-2 Notes		$175,500.00		$175,500.00
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$543,593.55		$543,593.55	$543,593.55

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$45,385,942.23

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$40,575,260.54

		Distributable Amount		Paid Amount
Class A-1 Notes				$13,027,384.05
Class A-2 Notes				$27,547,876.49
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$40,575,260.54		$40,575,260.54
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$40,575,260.54		$40,575,260.54

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,810,681.69

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,976,509.79
Beginning Period Amount	$19,976,509.79
Current Period Amortization	$1,058,105.44
Ending Period Required Amount	$18,918,404.35
Ending Period Amount	$18,918,404.35
Next Distribution Date Amount	$17,891,984.16

2 of 3

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	8
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$46,844,057.67	$45,153,421.81	$45,153,421.81
Overcollateralization as a % of Original Adjusted Pool	3.13%	3.02%	3.02%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.17%	75,045	98.96%	$1,135,812,098.08
30 - 60 Days	0.67%	507	0.84%	$9,625,236.24
61 - 90 Days	0.13%	98	0.17%	$1,893,972.16
91 + Days	0.03%	21	0.04%	$422,643.19
		75,671		$1,147,753,949.67
Total
Delinquent Receivables 61 + days past due	0.16%	119	0.20%	$2,316,615.35
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.18%	138	0.23%	$2,769,730.10
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	163	0.27%	$3,342,669.30
Three-Month Average Delinquency Ratio	0.18%		0.23%

Repossession in Current Period		40		$926,591.88
Repossession Inventory		114		$899,906.89

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,692,242.11
Recoveries				$(1,037,503.75)
Net Charge-offs for Current Period				$654,738.36

Beginning Pool Balance for Current Period				$1,191,077,951.51

Net Loss Ratio				0.66%
Net Loss Ratio for 1st Preceding Collection Period				1.24%
Net Loss Ratio for 2nd Preceding Collection Period				0.64%
Three-Month Average Net Loss Ratio for Current Period				0.85%

Cumulative Net Losses for All Periods				$4,479,855.24
Cumulative Net Losses as a % of Initial Pool Balance				0.29%

Principal Balance of Extensions				$3,583,310.73
Number of Extensions				174

3 of 3